Segment Information	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

Note 17 — SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: education and e-commerce. Education segment offers foreign language tutorial services and other education training management services in China. The e-commerce segment offers e-commerce service and related products.

Selected financial information is presented below:

	Education			E-commerce			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Revenues	$6,296,806	$6,155,593	$10,814,656	$3,862,214	$-	$-	$10,159,020	$6,155,593	$10,814,656
Cost of revenues	3,702,894	4,363,124	6,003,258	4,093,345	-	-	7,796,239	4,363,124	6,003,258
Gross profit	2,593,912	1,792,469	4,811,398	(231,131)	-	-	2,362,781	1,792,469	4,811,398
Interest expenses, net	243,519	331,698	213,894	11	(6)	-	243,530	331,692	213,894
Depreciation and amortization	91,729	153,405	169,808	920	-	-	92,649	153,405	169,808
Capital expenditures	115,575	274,381	174,074	17,571	2,939	-	133,146	277,320	174,074
Segment assets	14,171,479	19,101,467	23,438,586	2,911,990	346,626	-	17,083,469	19,448,093	23,438,586
Segment loss	$(3,001,365)	$(5,764,314)	$(2,118,349)	$(967,487)	$(15,740)	$-	$(3,968,852)	$(5,780,054)	$(2,118,349)